Exhibit 99.2 - Schedule 4

Loan #1	Loan #2	Project / Pool	Field	Loan Value	Tape Value	Comment	Tape Source	Tape Type
			Total Balance of Junior Lien(s)			Per the HUD, there are second lien proceeds of $14,629.13	Initial
			Total Balance of Junior Lien(s)			The Underwriting Summary (p.1330) reflects an LTV/CLTV of 90/95% with a sales price of $XX which would be a second lien of $18,200. The HUD reflects second mortgage funds of $17,831.40.	Initial
			Total Balance of Junior Lien(s)			Per the HUD and the Second Lien DOT (p.2346), there is a second lien of $7663.	Initial
			Sales Price (HUD-1 Line 101)			Per the HUD, the sales price is $XX.	Initial
			Total Balance of Junior Lien(s)			Per subject HUD (p.75) and second lien HUD (p.302) there is a second lien of $48,800.	Initial
			Total Balance of Junior Lien(s)			Per the Second Lien Mortgage (p.487), there is a second lien of $23,140.	Initial
			Purpose of Transaction per HUD-1		Refinance	The purpose of transaction is Cash Out refinance as verified by the HUD-1 on page 63.	Initial
			Borrower First Name			Per the Note the borrower name is "XX".	Initial
			Total Balance of Junior Lien(s)			The total balance of junior lien is $41,200.00 found on the 2nd lien documents on page 351.	Initial